Financial risk management - Capital risk management (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Financial Instruments [Abstract]
Retained cash flow ratio	9.20%	9.40%
Gearing ratio	63.00%	66.00%
Interest cover ratio	4.1	4.4